Income taxes - Current and deferred portions of income tax expense (Details) ¥ in Thousands, $ in Thousands	3 Months Ended										6 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income taxes
Current income tax expense																¥ 31,962		¥ 8,839	¥ 179,907
Deferred income tax expense																19,782	$ 2,710	12,695	(69,304)
Subtotal income tax expense appliable to PRC entities																51,744		21,534	110,603
Current and deferred income tax expense applicable to overseas entities																0		0	0
Income tax expense, net	¥ 11,838	¥ 8,042	¥ 1,303	¥ 20,849	¥ (391)	¥ (227)	¥ 113,471	¥ (1,372)	¥ (1,131)	¥ (365)	¥ 19,880	¥ (618)	¥ (1,496)	¥ 20,231	¥ (2,868)	¥ 51,744	$ 7,089	¥ 21,534	¥ 110,603